Core Alternative ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Basic Materials - 4.3%
Air Products & Chemicals, Inc.	46,444	$14,885,766.00
The Mosaic Co.	181,801	9,006,422
		23,892,188
Communications - 6.7%
Alphabet, Inc. - Class A (a)	134,357	13,279,846
Cisco Systems, Inc.	211,993	10,317,699
FactSet Research Systems, Inc.	30,903	13,070,115
		36,667,660
Consumer, Cyclical - 13.0%
Dollar General Corp.	58,038	13,557,677
Genuine Parts Co.	92,807	15,574,871
McDonald's Corp.	52,456	14,026,734
Starbucks Corp.	132,188	14,426,998
Walmart, Inc.	98,639	14,191,193
		71,777,473
Consumer, Non-Cyclical - 20.2%
Amgen, Inc.	50,847	12,833,783
Diageo PLC - ADR (b)	76,245	13,483,928
Eli Lilly & Co.	41,935	14,431,930
Johnson & Johnson	92,383	15,097,230
Merck & Co., Inc.	135,323	14,535,043
PepsiCo, Inc.	84,975	14,532,425
The Procter & Gamble Co.	89,747	12,778,178
UnitedHealth Group, Inc.	27,531	13,743,200
		111,435,717
Energy - 5.8%
Chevron Corp.	90,044	15,669,457
Exxon Mobil Corp.	138,595	16,078,406
		31,747,863
Financial - 14.1%
Aflac, Inc.	212,917	15,649,400
Capital One Financial Corp.	94,393	11,232,767
CME Group, Inc.	41,464	7,325,030
JPMorgan Chase & Co.	114,900	16,081,404
Morgan Stanley	163,712	15,934,089
The Blackstone Group, Inc. - Class A	116,250	11,155,350
		77,378,040
Industrial - 12.6%
3M Co.	70,032	8,059,283
Emerson Electric Co.	151,227	13,643,700
L3Harris Technologies, Inc.	49,830	10,704,481
Lockheed Martin Corp.	25,689	11,900,686
Norfolk Southern Corp.	51,493	12,657,494
Waste Management, Inc.	81,554	12,618,850
		69,584,494
Technology - 16.7%
Accenture PLC - Class A (b)	46,539	12,986,708
Advanced Micro Devices, Inc. (a)	184,748	13,883,812
Apple, Inc.	77,651	11,204,262
Broadridge Financial Solutions, Inc.	83,481	12,552,203
Fiserv, Inc. (a)	136,347	14,545,498
Microsoft Corp.	55,864	13,843,658
Paychex, Inc.	109,751	12,715,751
		91,731,892
Utilities - 4.3%
NextEra Energy, Inc.	149,009	11,120,542
The Southern Co.	181,871	12,309,029
		23,429,571
Total Common Stocks (Cost $504,183,307)		537,644,898

MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 4.14% (c)	5,885,779	5,885,779
Total Money Market Funds (Cost $5,885,779)		5,885,779

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.8%
Securities and Commodity Exchanges - 0.8%
Expiration: February 2023, Exercise Price: $3,925	350	222,250	142,681,000
Expiration: February 2023, Exercise Price: $3,950	625	593,750	254,787,500
Expiration: February 2023, Exercise Price: $4,015	650	1,335,750	264,979,000
Expiration: February 2023, Exercise Price: $4,030	850	2,380,000	346,511,000
Total Purchased Options (Cost $9,215,268)		4,531,750

Total Investments - 99.5% (Cost $519,284,355)		548,062,427
Other Assets and Liabilities, net - 0.5%		2,657,956
Net Assets - 100%		$550,720,383

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the yield at period end.
(d)	Each contract has a multiplier of 100.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$537,644,898	$-	$-	$537,644,898
Money Market Funds	5,885,779	-	-	5,885,779
Purchased Options	-	4,531,750	-	4,531,750
Total Investments - Assets	$543,530,677	$4,531,750	$-	$548,062,427

* See the Schedule of Investments for industry classifications.